UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	32.61%
Industrial	18.05
Consumer, Cyclical	11.81
Technology	11.54
Financial	11.27
Communications	6.39
Basic Materials	5.42
Utilities	0.80
Energy	0.60
Short Term Investments	1.51
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,139.10	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26
Investor Class
Actual	$1,000.00	$1,138.00	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.01
* Expenses are equal to the Fund's annualized expense ratio of 0.85% for the Institutional Class shares and 1.20% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.33%
30,181	Air Liquide SA	$ 5,412,526
100,241	Anglo American PLC	2,853,580
40,000	DSM-Firmenich AG	4,304,576
12,738	Linde PLC	4,854,197
185,400	Shin-Etsu Chemical Co Ltd	6,195,689
		23,620,568
Communications — 6.28%
31,427	Delivery Hero SE(a)(b)	1,386,564
134,879	Deutsche Telekom AG	2,942,867
5,973	MercadoLibre Inc(b)	7,075,616
30,000	Nice Ltd Sponsored ADR(b)(c)	6,195,000
70,000	Shopify Inc Class A(b)	4,522,000
62,900	Tencent Holdings Ltd	2,667,034
65,750	Viaplay Group AB(b)(c)	377,220
20,923	Wolters Kluwer NV	2,656,673
		27,822,974
Consumer, Cyclical — 11.62%
4,835	adidas AG	938,612
22,196	Cie Financiere Richemont SA	3,770,390
90,000	CTS Eventim AG & Co KGaA	5,692,165
22,253	Evolution AB(a)	2,819,985
14,785	Ferguson PLC	2,334,378
7,214	Ferrari NV	2,358,608
97,487	Industria de Diseno Textil SA	3,781,316
52,744	InterContinental Hotels Group PLC	3,644,677
14,193	LVMH Moet Hennessy Louis Vuitton SE	13,382,788
19,400	Shimano Inc	3,247,702
90,100	Sony Group Corp	8,133,346
47,586	Zalando SE(a)(b)	1,372,345
		51,476,312
Consumer, Non-Cyclical — 32.07%
5,028	Adyen NV(a)(b)	8,706,847
79,700	Ajinomoto Co Inc	3,174,997
60,000	Alcon Inc	4,977,743
174,672	Allfunds Group PLC	1,066,710
90,000	Amadeus IT Group SA(b)	6,853,552
6,684	Argenx SE(b)	2,606,738
300,000	Asahi Intecc Co Ltd	5,906,388
71,652	AstraZeneca PLC	10,269,819
8,404	Beiersdorf AG	1,112,890
32,000	Cochlear Ltd	4,902,671
35,000	CSL Ltd	6,481,273
50,000	Daiichi Sankyo Co Ltd	1,588,714
145,667	Diageo PLC	6,261,456
250,000	Evotec SE(b)	5,631,643
110,000	Experian PLC	4,220,520
23,738	Genmab A/S(b)	8,995,698
52,751	IDP Education Ltd(c)	781,182
6,206	Lonza Group AG	3,709,405
11,310	L'Oreal SA	5,275,858
115,724	Nestle SA	13,920,626
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
67,813	Novo Nordisk A/S Class B	$ 10,954,501
199,839	Oxford Nanopore Technologies PLC(b)	540,586
163,400	Recruit Holdings Co Ltd	5,214,967
160,565	RELX PLC	5,354,532
24,054	Roche Holding AG	7,347,777
57,200	Seven & i Holdings Co Ltd	2,471,164
14,566	Straumann Holding AG	2,368,520
43,500	Terumo Corp	1,385,460
		142,082,237
Energy — 0.59%
112,390	Woodside Energy Group Ltd	2,599,764
Financial — 11.09%
154,143	3i Group PLC	3,819,763
671,000	AIA Group Ltd	6,815,011
168,400	DBS Group Holdings Ltd	3,932,608
53,070	Deutsche Boerse AG	9,797,518
45,823	HDFC Bank Ltd ADR	3,193,863
400,000	Intermediate Capital Group PLC	7,008,981
48,660	London Stock Exchange Group PLC	5,177,822
50,000	Macquarie Group Ltd	5,949,406
148,800	Tokio Marine Holdings Inc	3,430,371
		49,125,343
Industrial — 17.76%
378,624	Atlas Copco AB Class A	5,466,150
30,600	Daikin Industries Ltd	6,270,102
30,000	DSV A/S	6,301,248
133,084	Epiroc AB Class A	2,520,858
48,400	Hoya Corp	5,791,847
1,400	Interroll Holding AG	4,332,732
15,900	Keyence Corp	7,554,991
17,000	MTU Aero Engines AG	4,409,287
500,000	RS Group PLC	4,836,690
41,077	Safran SA	6,437,181
32,994	Schneider Electric SE	5,994,256
200,000	SIG Group AG	5,525,344
20,000	Sika AG	5,728,011
12,004	Spirax-Sarco Engineering PLC	1,610,269
50,584	Vinci SA	5,877,643
		78,656,609
Technology — 11.36%
28,702	ASML Holding NV	20,818,431
10,444	Capgemini SE	1,977,499
33,000	CyberArk Software Ltd(b)	5,158,890
102,228	Infineon Technologies AG	4,209,990
240,000	Keywords Studios PLC	5,513,843
35,000	Kinaxis Inc(b)	5,001,321
21,800	Otsuka Corp	97,379
43,000	SimCorp A/S	4,555,524

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
29,368	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 2,963,819
		50,296,696
Utilities — 0.78%
265,618	Iberdrola SA(b)	3,468,661
TOTAL COMMON STOCK — 96.88% (Cost $369,115,116)		$429,149,164
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.48%
$1,641,583	Undivided interest of 1.79% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $1,641,583 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(d)	1,641,583
1,641,583	Undivided interest of 1.82% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $1,641,583 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(d)	1,641,583
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,641,583	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $1,641,583 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(d)	$ 1,641,583
1,640,657	Undivided interest of 2.01% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $1,640,657 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(d)	1,640,657
TOTAL SHORT TERM INVESTMENTS — 1.48% (Cost $6,565,406)		$ 6,565,406
TOTAL INVESTMENTS — 98.36% (Cost $375,680,522)		$435,714,570
OTHER ASSETS & LIABILITIES, NET — 1.64%		$ 7,274,044
TOTAL NET ASSETS — 100.00%		$442,988,614

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at June 30, 2023.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Summary of Investments by Country as of June 30, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 60,463,118	13.88%
Switzerland	55,985,125	12.85
United Kingdom	54,779,262	12.57
France	44,357,750	10.18
Germany	37,493,881	8.61
Netherlands	34,788,689	7.99
Denmark	30,806,972	7.07
Australia	20,714,295	4.75
Spain	14,103,529	3.24
United States	11,419,603	2.62
Israel	11,353,890	2.61
Sweden	11,184,213	2.57
Ireland	9,734,363	2.23
Canada	9,523,321	2.19
Uruguay	7,075,616	1.62
Hong Kong	6,815,011	1.56
Singapore	3,932,608	0.90
India	3,193,863	0.73
Taiwan	2,963,819	0.68
China	2,667,034	0.61
Italy	2,358,608	0.54
Total	$435,714,570	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower International Growth Fund
ASSETS:
Investments in securities, fair value (including $6,476,978 of securities on loan)(a)	$429,149,164
Repurchase agreements, fair value(b)	6,565,406
Cash	11,551,921
Cash denominated in foreign currencies, fair value(c)	706,203
Dividends receivable	1,895,743
Subscriptions receivable	798,653
Receivable for investments sold	401,075
Total Assets	451,068,165
LIABILITIES:
Payable for director fees	7,312
Payable for investments purchased	805,341
Payable for other accrued fees	98,170
Payable for shareholder services fees	6,315
Payable to investment adviser	279,560
Payable upon return of securities loaned	6,565,406
Redemptions payable	317,447
Total Liabilities	8,079,551
NET ASSETS	$442,988,614
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,846,760
Paid-in capital in excess of par	389,977,670
Undistributed/accumulated earnings	48,164,184
NET ASSETS	$442,988,614
NET ASSETS BY CLASS
Investor Class	$22,852,701
Institutional Class	$420,135,913
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	1,836,149
Institutional Class	46,631,448
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.45
Institutional Class	$9.01
(a) Cost of investments	$369,115,116
(b) Cost of repurchase agreements	$6,565,406
(c) Cost of cash denominated in foreign currencies	$706,092
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower International Growth Fund
INVESTMENT INCOME:
Interest	$48,107
Income from securities lending	14,157
Dividends	4,671,199
Foreign withholding tax	(474,130)
Total Income	4,259,333
EXPENSES:
Management fees	1,773,152
Shareholder services fees – Investor Class	38,780
Audit and tax fees	29,791
Custodian fees	60,539
Directors fees	16,546
Legal fees	3,881
Pricing fees	1,318
Registration fees	19,208
Shareholder report fees	179
Transfer agent fees	4,617
Other fees	6,907
Total Expenses	1,954,918
Less amount waived by investment adviser	77,427
Net Expenses	1,877,491
NET INVESTMENT INCOME	2,381,842
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(4,712,671)
Net Realized Loss	(4,712,671)
Net change in unrealized appreciation on investments and foreign currency translations	59,194,821
Net Change in Unrealized Appreciation	59,194,821
Net Realized and Unrealized Gain	54,482,150
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,863,992
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower International Growth Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$2,381,842	$1,379,693
Net realized loss	(4,712,671)	(9,051,497)
Net change in unrealized appreciation (depreciation)	59,194,821	(155,857,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,863,992	(163,529,067)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(266,437)
Institutional Class	-	(7,129,784)
From Net Investment Income and Net Realized Gains	0	(7,396,221)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,968,115	9,503,751
Institutional Class	26,372,704	140,670,108
Shares issued in reinvestment of distributions
Investor Class	-	266,437
Institutional Class	-	7,129,784
Shares redeemed
Investor Class	(7,748,523)	(11,327,710)
Institutional Class	(61,229,676)	(73,168,787)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(35,637,380)	73,073,583
Total Increase (Decrease) in Net Assets	21,226,612	(97,851,705)
NET ASSETS:
Beginning of Period	421,762,002	519,613,707
End of Period	$442,988,614	$421,762,002
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	575,226	832,112
Institutional Class	2,978,286	16,308,712
Shares issued in reinvestment of distributions
Investor Class	-	25,570
Institutional Class	-	948,109
Shares redeemed
Investor Class	(640,382)	(928,515)
Institutional Class	(7,055,728)	(8,907,420)
Net Increase (Decrease)	(4,142,598)	8,278,568
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$10.94	0.05	1.46	1.51	-	-	-	-	$12.45	13.80% (d)
12/31/2022	$15.92	(0.00) (e)(f)	(4.84)	(4.84)	-	-	(0.14)	(0.14)	$10.94	(30.35%)
12/31/2021	$16.07	(0.04) (f)	1.02	0.98	-	(0.02)	(1.11)	(1.13)	$15.92	6.04%
12/31/2020	$12.63	(0.02) (f)	3.60	3.58	-	-	(0.14)	(0.14)	$16.07	28.35%
12/31/2019	$ 9.44	0.04	3.17	3.21	(0.00) (e)	(0.01)	(0.01)	(0.02)	$12.63	34.07%
12/31/2018	$12.86	0.08	(2.26)	(2.18)	-	-	(1.24)	(1.24)	$ 9.44	(16.87%)
Institutional Class
06/30/2023 (Unaudited)	$ 7.91	0.05	1.05	1.10	-	-	-	-	$ 9.01	13.91% (d)
12/31/2022	$11.53	0.03	(3.51)	(3.48)	-	-	(0.14)	(0.14)	$ 7.91	(30.11%)
12/31/2021	$11.93	0.01	0.77	0.78	-	(0.07)	(1.11)	(1.18)	$11.53	6.45%
12/31/2020	$ 9.38	0.02	2.69	2.71	-	(0.02)	(0.14)	(0.16)	$11.93	28.88%
12/31/2019	$ 7.03	0.06	2.37	2.43	(0.00) (e)	(0.07)	(0.01)	(0.08)	$ 9.38	34.57%
12/31/2018	$10.00	0.08	(1.75)	(1.67)	-	(0.06)	(1.24)	(1.30)	$ 7.03	(16.69%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$ 22,853	1.40% (h)	1.20% (h)	0.75% (h)	23% (d)
12/31/2022	$ 20,804	1.36%	1.20%	(0.04%)	33%
12/31/2021	$ 31,403	1.28%	1.20%	(0.23%)	34%
12/31/2020	$ 42,126	1.28%	1.20%	(0.19%)	27%
12/31/2019	$ 40,066	1.28%	1.20%	0.34%	30%
12/31/2018	$ 31,531	1.30%	1.20%	0.65%	124%
Institutional Class
06/30/2023 (Unaudited)	$420,136	0.88% (h)	0.85% (h)	1.12% (h)	23% (d)
12/31/2022	$400,958	0.88%	0.85%	0.33%	33%
12/31/2021	$488,211	0.86%	0.85%	0.09%	34%
12/31/2020	$437,865	0.86%	0.85%	0.17%	27%
12/31/2019	$435,749	0.85%	0.85%	0.71%	30%
12/31/2018	$374,056	0.88%	0.85%	0.84%	124%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower International Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 4,854,197	$ 18,766,371	$ —	$ 23,620,568
Communications	17,792,616	10,030,358	—	27,822,974
Consumer, Cyclical	—	51,476,312	—	51,476,312
Consumer, Non-cyclical	540,586	141,541,651	—	142,082,237
Energy	—	2,599,764	—	2,599,764
Financial	3,193,863	45,931,480	—	49,125,343
Industrial	—	78,656,609	—	78,656,609
Technology	18,637,873	31,658,823	—	50,296,696
Utilities	—	3,468,661	—	3,468,661
	45,019,135	384,130,029	—	429,149,164
Short Term Investments	—	6,565,406	—	6,565,406
Total Assets	$ 45,019,135	$ 390,695,435	$ —	$ 435,714,570
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2023

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$379,039,854
Gross unrealized appreciation on investments	80,984,318
Gross unrealized depreciation on investments	(24,309,602)
Net unrealized appreciation on investments	$56,674,716
2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.82% of the Fund’s average daily net assets up to $1 billion dollars, 0.77% of the Fund’s average daily net assets over $1 billion dollars and 0.72% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.85% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:

Semi-Annual Report - June 30, 2023

Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$77,425	$80,917	$149,953	$77,427	$0
The Adviser and Empower Funds entered into sub-advisory agreements with Franklin Templeton Institutional, LLC and J.P. Morgan Investment Management Inc. The Adviser is responsible for compensating the Sub-Advisers for their services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $98,143,913 and $134,185,150, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $6,476,978 and received collateral as reported on the Statement of Assets and Liabilities of $6,565,406 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2023

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower International Growth Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “JPMIM Sub-Advisory Agreement”) by and among the Company, ECM and J.P. Morgan Investment Management Inc. (“JPMIM”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “Franklin Sub-Advisory Agreement”) by and among the Company, ECM and Franklin

Templeton Institutional, LLC (“Franklin” and together with JPMIM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The JPMIM Sub-Advisory Agreement and the Franklin Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.” The Fund and the other series of the Company are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of JPMIM and Franklin. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM. The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower. (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that although the annualized returns of each class of the Fund for the one-year period ended December 31, 2022 underperformed its respective performance universe median, ranking in the fifth quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund outperformed its respective performance universe median for the five-year period ended December 31, 2022, ranking in the third quintile of its performance universe for the Investor Class and in the second quintile of its performance universe for the Institutional Class. The Board also observed that the annualized returns of each class of the Fund for the three-year period ended December 31, 2022, ranked in the fourth quintile of its respective performance universe, with specific rankings in the 72nd percentile and 68th percentile for the Investor Class and Institutional Class, respectively. For the Fund’s Investor Class, the annualized returns of the Fund for the ten-year period ended December 31, 2022, also ranked in the fourth quintile of its performance universe, with a specific ranking in the 64th percentile. The Fund underperformed its benchmark index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, including from certain sector exposures and macroeconomic headwinds. The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the costs of services provided by ECM from its relationship with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was above its respective peer group median contractual management fee. The Board also observed that the total annual operating expense ratio for each of the Fund’s Investor Class and Institutional Class was above the median expense ratio of its peer group, ranking in the fifth and fourth quintiles, respectively (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from JPMIM regarding the fee schedule for a sub-advised client managed with JPMIM’s international growth strategy. The Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, and fees charged for comparable products in the fund industry. In addition, the Board noted that the fee charged by JPMIM to the client identified as comparable was higher than the fee charged to ECM and, unlike the sub-advisory fee schedule under the JPM Sub-Advisory Agreement, did not include breakpoints. Also noted was JPMIM’s view that the Fund’s sub-advisory fees are competitive and in line with similar mandates. With respect to Franklin, the Board noted the Sub-Adviser’s statement that there are no direct comparable accounts to the Fund and that the Sub-Adviser provided the fee schedule for its retail mutual fund with an investment objective and strategy similar to the Fund. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. With respect to the Sub-Advisers, the Board noted that although the Sub-Advisers did not provide an estimate of profits related to the Fund, each Sub-Advisory Agreement is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of each Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.
In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedule for the JPMIM Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the JPMIM sub-advisory fee schedule take effect at lower asset levels than for the management fee. Also reviewed was the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was above that of the Fund’s peer group for the Institutional Class, but below that of the Fund’s peer group as to the Investor Class. Important to the Board’s assessment of all of the foregoing was that the sub-advisory fees under the Sub-Advisory Agreements are paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted Franklin’s statement that it has not estimated quantifiable “fall-out” benefits. The Board also noted that Franklin received ancillary benefits from soft-dollar arrangements by which brokers provide research to Franklin in return for allocating brokerage for its sleeve of the Fund to such brokers. As to JPMIM, the Board noted the Sub-Adviser’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023